Share-based payment arrangements - WARs (Details) - WARs - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Aggregate fair value of outstanding WARs	$ 29	$ 21
Summary of the activity related to share-based compensation arrangements.
Beginning of period (in number of shares)	22,100,000
Granted (in number of WARs)	0
Exercised (in number of WARs)	(12,600,000)
Forfeited (in number of WARs)	(100,000)
End of period (in number of shares)	9,400,000	22,100,000
Exercisable (in number of WARs)	3,800,000
Share-based liabilities paid upon exercise of WARs	$ 25	$ 13